INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
17.1Accounting policies
17.1.1Finite useful life
Intangible assets acquired are measured at cost at the time of their initial recognition. After initial recognition, intangible assets with finite useful lives, generally software, are stated at cost, less accumulated amortization and accumulated impairment losses, where applicable. Intangible assets generated internally, excluding development costs, are not capitalized and the expense is reflected in the statements of operations for the year when it was incurred.
17.1.2Indefinite useful life
17.1.2.1Goodwill
This category includes amounts related to goodwill arising from the business combinations of IntelAzul (TRIP Linhas Aéreas S.A.) and Conecta (Two Taxi Aéreo Ltda.). Goodwill is tested annually by comparing its carrying amount with its value in use. Management exercises judgment and establishes assumptions to assess the impact of macroeconomic and operational changes in order to estimate future cash flows and measure the recoverable amount of the assets.
17.1.2.2Rights of operations in airports (slots)
In the business combinations of IntelAzul (TRIP Linhas Aéreas S.A.) and Conecta, slots were acquired and recognized at their fair values at the acquisition date and are not amortized and is tested annually for impairment. The estimated useful life of these rights was considered indefinite due to several factors and considerations, including regulatory requirements and operating authorizations in Brazil, as well as the limited availability of operating rights at the most important airports in terms of air traffic volume. The carrying amount of the slots is tested annually by comparing the carrying amount with the value in use.
17.2Breakdown of intangible assets

Description	Weighted average rate (p.a.)	December 31, 2024	Acquisitions	Write-offs	December 31, 2025

Cost
Goodwill		901,417	—	—	901,417
Slots		126,547	—	—	126,547
Software		898,465	203,459	(107,740)	994,184
		1,926,429	203,459	(107,740)	2,022,148
Amortization
Software	30%	(366,816)	(226,372)	107,040	(486,148)
		(366,816)	(226,372)	107,040	(486,148)

Total intangible assets, net		1,559,613	(22,913)	(700)	1,536,000

Description	Weighted average rate (p.a.)	December 31, 2023	Acquisitions	Write-offs	Transfer (a)	December 31, 2024

Cost
Goodwill		901,417	—	—	—	901,417
Slots		126,547	—	—	—	126,547
Software		776,311	300,595	(178,404)	(37)	898,465
		1,804,275	300,595	(178,404)	(37)	1,926,429

Amortization
Software	28%	(341,028)	(201,431)	175,643	—	(366,816)
		(341,028)	(201,431)	175,643	—	(366,816)

Total intangible assets, net		1,463,247	99,164	(2,761)	(37)	1,559,613

(a)The transfer balances are between the group “Property and equipment”.
17.3Impairment of intangible assets without a finite useful life
On December 31, 2025, the Company carried out annual recoverability tests of the book value, through the discounted cash flow of the cash generating unit.
The assumptions used in the impairment tests of goodwill and slots are consistent with the Company's operating plans and internal projections, prepared for a period of five years. After this period, a perpetuity rate of growth of operating projections is assumed. The discounted cash flow that determined the value in use of the cash-generating unit was prepared according to the Company’s business plan.
The following assumptions were considered:
•Fleet and capacity: plan for operational fleet, utilization and capacity of aircraft in each route;
•Passenger revenue: revenue per seat per kilometer;
•Operating costs: specific performance indicators by cost line, as well as macroeconomic assumptions; and
•Investment needs: aligned with the Company’s business plan.
The macroeconomic assumptions commonly adopted include the Gross Domestic Product (“GDP”) and projections of the US dollar, both obtained from the Focus Report issued by the Central Bank of Brazil, in addition to future kerosene barrel prices and interest rates, obtained from specific publications.
The result of the test demonstrated that the estimated recoverable value is greater than the carrying value allocated to the cash generating unit and, therefore, no adjusted to be recognized during the year ended December 31, 2025.

	December 31,
Description	2025	2024

Book value	14,433,323	16,064,846
Value in use	22,785,391	28,320,408

Discount rate	12.9%	12.4%
Perpetual growth rate	4.3%	4.8%

Sensitivity test
10% variation
Value in use	20,506,852	25,488,367
Change in value in use	(2,278,539)	(2,832,041)

25% variation
Value in use	17,089,043	21,240,306
Change in value in use	(5,696,348)	(7,080,102)